Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
Revenues
Licensing (Note 3)	$ 489,995	$ 1,926,512	$ 742,267	$ 3,086,878
Up-front fees (Note 3)	86,972	75,000	169,218	150,000
Revenues	576,967	2,001,512	911,485	3,236,878
Cost of good sold
Cost of goods sold	65,874	211,372	65,874	211,372
Gross Margin	511,093	1,790,140	845,611	3,025,506
Expenses
Research and development	2,195,200	2,677,507	4,459,328	4,708,699
Selling, general and administrative	967,849	756,647	1,981,319	1,718,225
Depreciation	153,844	106,854	302,026	198,362
Expenses	3,316,893	3,541,008	6,742,673	6,625,286
Loss from operations	(2,805,800)	(1,750,868)	(5,897,062)	(3,599,780)
Net foreign exchange gain	7,675	33,894	7,700	17,306
Interest income	7	15,020	14	15,025
Interest expense	(61,158)	(103,375)	(119,516)	(228,741)
Net loss and comprehensive loss	$ (2,859,276)	$ (1,805,329)	$ (6,008,864)	$ (3,796,190)
Loss per common share, basic and diluted	$ (0.07)	$ (0.06)	$ (0.16)	$ (0.13)
Weighted average number of common shares outstanding, basic and diluted	41,838,574	30,388,550	38,310,742	30,179,758